Santander Group (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
List of offshore territories where Group has presence
The Group's presence in offshore territories at the end of 2020 is as follows:

Presence of the Group in Tax Havens/Non-cooperative jurisdictions	Spanish legislation		OECD		European Commission Blacklist
	Sub.	Branch	Sub.	Branch	Sub.	Branch
Jersey	1	1
Isle of Man	1	1
Guernsey*
Bermuda*
Cayman Islands		1
2020	2	3	—	—	—	—
2019**	3	4	—	—	1	2
*Additionally, there are 2 entities constituted in Guernsey and 1 in Bermuda, but resident for tax purposes in the United Kingdom.
** Since December 31st 2019, the number of subsidiaries has been decreased in Jersey (1) and Panama (1), this last territory is currently included in the EU blacklist. Additionally, the Cayman Islands (1 operative branch and 1 branch closed in 2020) left the EU blacklist in October 2020.